Financial instruments (Details 2) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)
Derivatives
Current assets	R$ (27,714)		R$ (3,793)
Non-current assets	(46,664)		(32,666)
Current liabilities	70,305		6,875
Braskem Idesa
Disclosure of detailed information about financial instruments [line items]
Nominal value | $		$ 1,312,892
Fair value	(67,664)		(25,791)
Derivatives
Current assets	(21,000)		0
Non-current assets	(46,664)		(32,666)
Current liabilities	0		6,875
Total	R$ (67,664)		(25,791)
Braskem Idesa | Swap Libor I to VI
Disclosure of detailed information about financial instruments [line items]
Nominal value | $		$ 1,312,892
Hedge (interest rate per year)	1.9825%	1.9825%
Maturity	May 2025
Fair value	R$ (67,664)		R$ (25,791)